Income Taxes - Summary of reconciliation between effective and applicable tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Major components of tax expense (income) [abstract]
Income taxes at domestic tax statutory rate	$ (6,237)	$ (12,400)	$ (8,390)
Change in unrecognized deductible temporary differences	5,943	11,705	7,796
Impact of differences in statutory tax rates	(130)	102	64
Non-deductible expenses and other	845	1,036	593
Total current and deferred tax expense	$ 421	$ 443	$ 63